Rule 497(e)

Registration Nos. 333-182308 and 811-22717

First Trust Exchange-Traded Fund VI

(the “Trust”)

First Trust Balanced Income ETF

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information

Dated August 20, 2026

Notwithstanding anything to the contrary in the Fund’s Statement of Additional Information, the following disclosure is deleted in its entirety:

“First Trust provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is included in the annual management fee.”

Please Keep this Supplement with your Fund’s Statement of Additional Information for Future Reference